Related Party Balances and Transactions - Additional Information (Details)						6 Months Ended
	Jul. 06, 2021 USD ($) m²	Jul. 06, 2021 CNY (¥) m²	Mar. 23, 2021 USD ($)	Mar. 23, 2021 CNY (¥)	Jul. 12, 2017 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due to Related Parties, Current						$ 2,194,460				$ 2,019,087
Rental income from a related party						67,166	$ 0
Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					70.00%
Dr. Henglong Chen and his affiliates
Related Party Transaction [Line Items]
Due to Related Parties, Current						890,642				881,442
Dr. Henglong Chen and his affiliates | Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares					2,500,000
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Transaction [Line Items]
Due to Related Parties, Current						1,028,613				1,058,188
Forasen Group, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						1,028,613				1,058,188
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates
Related Party Transaction [Line Items]
Due to Related Parties, Current						275,205				79,457
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates | LJC
Related Party Transaction [Line Items]
Advance paid to purchase bamboo charcoal materials										3,089,690	¥ 20,154,532
Received materials, amount										$ 1,556,690	¥ 10,154,532
Remaining advance return amount								$ 1,533,000	¥ 10,000,000
Mr. Hengwei Chen [Member]
Related Party Transaction [Line Items]
Debt dispute			$ 1,800,000	¥ 11,350,000
Mr. Hengwei Chen [Member] | Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Debt dispute			$ 1,800,000	¥ 11,350,000
Zhejiang Forasen Food Co Ltd
Related Party Transaction [Line Items]
Production facilities square meters | m²	1,914	1,914
Term of Rent	10 years	10 years
Monthly rent expense	$ 5,900	¥ 38,280
Rental income from a related party						$ 67,166